Derivatives - Schedule of Notional Amount of Purchased Credit Derivatives (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Information About Notional Amounts Of Credit Derivative Portfolios [Line Items]
Notional amount of credit protection sold	R$ (15,447)	R$ (16,355)
Notional amount of credit protection purchased with identical underlying amount	6,109	3,705
Net position	(9,338)	(12,650)
Credit default swaps [member]
Disclosure Of Information About Notional Amounts Of Credit Derivative Portfolios [Line Items]
Notional amount of credit protection sold	(9,837)	(8,501)
Notional amount of credit protection purchased with identical underlying amount	6,109	3,705
Net position	(3,728)	(4,796)
Total return swap [Member]
Disclosure Of Information About Notional Amounts Of Credit Derivative Portfolios [Line Items]
Notional amount of credit protection sold	(5,610)	(7,854)
Net position	R$ (5,610)	R$ (7,854)